Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	ivyf_SupplementTextBlock	Ivy Funds

Supplement dated September 24, 2014 to the
Ivy Emerging Markets Local Currency Debt Fund Prospectus
dated April 30, 2014
and as supplemented May 29, 2014

The following replaces the second footnote under the "Annual Fund Operating Expenses" table on page 3:

[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on the second Tuesday of December.

Ivy Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock	Ivy Funds

Supplement dated September 24, 2014 to the
Ivy Emerging Markets Local Currency Debt Fund Prospectus
dated April 30, 2014
and as supplemented May 29, 2014

The following replaces the second footnote under the "Annual Fund Operating Expenses" table on page 3:

[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on the second Tuesday of December.